Parent Company Financial Information (Statements Of Cash Flows) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes (refund received)	$ (2,657,389)	$ (226,596)	$ (227,269)	$ (1,386,310)	$ (1,073,097)
Net cash provided by (used in) investing activities	(52,822,318)	(15,734,688)	(43,350,061)	(43,301,095)	(39,216,751)
Cash and cash equivalents of acquired bank		41,967,182	41,967,182
Proceeds from stock options exercised, including tax benefit			40,788	53,829
Repurchase of preferred stock & warrants					(7,225,000)
Acquisition cash consideration		(1,022,161)	(1,022,413)
Cash dividends paid-preferred stock					(213,888)
Cash dividends paid-common stock	(819,512)	(548,897)	(821,497)	(465,842)	(463,483)
Net cash provided by (used in) financing activities	45,318,247	38,198,133	60,786,178	43,191,268	40,313,720
Net increase (decrease) in cash and cash equivalents	1,111,496	30,711,577	29,021,752	3,178,385	472,892
Cash and cash equivalents at beginning of year	43,636,724	14,614,972	14,614,972	11,436,587	10,963,695
Cash and cash equivalents at end of year	44,748,220	45,326,549	43,636,724	14,614,972	11,436,587
Net income attributable to Old Line Bancshares, Inc.			5,379,971	1,502,664	2,036,150
Stock based compensation awards	135,381	106,118	132,661	118,127	119,711
Other liabilities	528,234	(246,024)	(1,263,811)	306,914	(3,047,499)
Other assets	(25,904)	752,582	2,043,641	371,547	(843,161)
Net cash provided by (used in) operating activities	8,615,567	8,248,132	11,585,635	3,288,212	(624,077)
Parent Company [Member]
Interest and dividends received			833,271	487,521	692,352
Income taxes (refund received)			52,161		(8,613)
Reimbursement received (cash paid) for operating expenses			(286,601)	(183,983)	(126,231)
Principal collected on loans made			272,889	3,031	275,832
Investment in Old Line Bank					7,000,000
Return of principal from (investment in) real estate LLC				22,309
Net cash provided by (used in) investing activities			272,889	25,340	7,275,832
Cash and cash equivalents of acquired bank			25,239
Proceeds from stock options exercised, including tax benefit			40,788	53,829
Repurchase of preferred stock & warrants					(7,225,000)
Proceeds from issuance of common stock			6,332,844
Acquisition cash consideration			(1,022,162)
Repayment of acquired bank debt			(5,403,883)
Cash dividends paid-preferred stock					(213,888)
Cash dividends paid-common stock			(821,497)	(465,842)	(463,483)
Net cash provided by (used in) financing activities			(848,671)	(412,013)	(7,902,371)
Net increase (decrease) in cash and cash equivalents			23,049	(83,135)	(69,031)
Cash and cash equivalents at beginning of year		12,097	12,097	95,232	164,263
Cash and cash equivalents at end of year			35,146	12,097	95,232
Net income attributable to Old Line Bancshares, Inc.			5,379,971	1,502,664	2,036,150
Undistributed net income of Old Line Bank			(5,079,464)	(1,530,116)	(1,350,470)
Stock based compensation awards			132,661	118,127	119,711
(Income) loss from investment in real estate LLC			247,198	121,416	(145,359)
Other liabilities			16,820	103,481	9,073
Other assets			(98,355)	(12,034)	(111,597)
Net cash provided by (used in) operating activities			$ 598,831	$ 303,538	$ 557,508